Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000025694 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025694 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000025694 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000025694 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000025694 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000025694 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025694 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025694 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025694 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025694 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025694 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025694 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062556 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000062556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000062556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000062556 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000062556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000062556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000062556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000062556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000062556 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000062556 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000062556 | Investment Companies - International Equity
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000062556 | Investment Companies - Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000157800 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000157800 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000157800 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000157800 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000157800 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000157800 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000157800 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000157800 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157800 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000157800 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000157800 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000157800 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164403 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164403 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000164403 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000164403 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000164403 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000164403 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164403 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000164403 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164403 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164403 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164403 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164403 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025696 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025696 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000025696 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000025696 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025696 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000025696 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000025696 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000025696 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025696 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025696 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025696 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025696 | Investment Companies - International Equity
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065218 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000065218 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000065218 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000065218 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000065218 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000065218 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000065218 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000065218 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000065218 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000065218 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000065218 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000065218 | Investment Companies - International Equity
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000065289 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000065289 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000065289 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000065289 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000065289 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000065289 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000065289 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000065289 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000065289 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000065289 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000065289 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000065289 | Investment Companies - International Equity
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000025697 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025697 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025697 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025697 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025697 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025697 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025697 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025697 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025697 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025697 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000025697 | Investment Companies - Domestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000025697 | U.S. Government Agency Mortgages
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000025698 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025698 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000025698 | Investment Companies - International Equity
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000025698 | Investment Companies - Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000025698 | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025698 | Credit Default Swaps
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000025699 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025699 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000025699 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000025691 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025691 | Investment Companies - Domestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000025691 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000025691 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	64.30%
C000025691 | Certificates of Participation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025691 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025691 | Tax Allocation
Holdings [Line Items]
Percent of Net Asset Value	0.40%